Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Income taxes paid		$ 80.3	$ 59.1	$ 30.0
Undistributed earnings of international subsidiaries		593.9
Valuation allowance		21.4	22.7
Decrease in valuation allowance		1.3	17.0
Net tax benefit based on favorable resolution of the audit		3.8
Charge to tax expense from continuing operations	8.3
Unrecognized tax benefits		35.5	38.3	37.9
Decrease in liability from current year activity and foreign exchanges		0.1
Liability for payment of interest		6.7	6.6
Unrecognized tax benefits that would impact effective tax rate if recognized		19.6	21.7
Decrease of unrecognized tax benefits		16.7
Non-U.S. [Member]
Income Tax Contingency [Line Items]
Income taxes paid		52.6	41.5	28.9
Tax credit carryforwards		2.4
Net operating loss carryforwards		149.7
Operating loss carry forwards subject to expiration		28.8
Operating loss carry forwards not subject to expiration		120.9
Operating loss carryforwards, expiration dates		2014
U.S. [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards		16.7
Tax credit carryforwards, expiration dates		2019
Net operating loss carryforwards		1.4
Operating loss carryforwards, expiration dates		2012 through 2018
State [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards		13.6
Tax credit carryforwards not subject to expiration		10.3
Tax credit carryforwards, expiration dates		2012
Net operating loss carryforwards		264.1
Operating loss carryforwards, expiration dates		2012 through 2029
Germany [Member]
Income Tax Contingency [Line Items]
Examination years			2004 through 2007	1999 – 2003
Net tax benefit based on favorable resolution of tax audits			1.0
Italy [Member]
Income Tax Contingency [Line Items]
Examination years				2004 - 2007
Net tax benefit based on favorable resolution of tax audits				3.8
Foreign Net Operating Losses And Other Foreign Deferred Tax Assets [Member]
Income Tax Contingency [Line Items]
Decrease in valuation allowance		0.9	16.7
State Tax Credits And Other State Deferred Tax Assets [Member]
Income Tax Contingency [Line Items]
Decrease in valuation allowance		0.4	0.3
U.S. State Tax Attributes [Member]
Income Tax Contingency [Line Items]
Valuation allowance		21.2	21.6
Foreign Net Operating Losses [Member]
Income Tax Contingency [Line Items]
Valuation allowance		0.2	1.1
Surface Specialties Entities [Member]
Income Tax Contingency [Line Items]
Income taxes paid		$ 0	$ 0	$ 2.1